May 4, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:	Smith Barney Telecommunications Trust (the
"Trust")
	File Nos. 002-86519 and 811-3763


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above
Trust do not differ from those contained in Post-
Effective Amendment No. 25 (the "Amendment") to the Trust's Registration Statement on Form N-1A.
This Amendment was filed electronically on April
29, 1999 and became effective April 30, 1999.

Any comments on this filing should be directed to the undersigned at (212) 816-6396. Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/ Robert M. Nelson
Robert M.Nelson
Assistant Secretary